BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
BONDS PAYABLE
Schedule of repayments of the principal amounts of the Company's long-term borrowings, including the bonds payable, bank and other borrowings

	RMB	US$
For the years ending December 31,
2021	2,158,266	330,769
2022	222,796	34,145
2023	152,544	23,378
2024	189,988	29,117
2025	125,244	19,194
2026 and thereafter	222,119	34,041